Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 2,774	$ 2,707	$ 2,605	$ 2,475	$ 2,645	$ 2,558	$ 2,585	$ 2,375	$ 10,561	$ 10,163	$ 9,968
Total segment operating income									1,291	745	573
Total depreciation expense									607	632	597
Total capital expenditures									625	691	906
Americas
Segment Reporting Information [Line Items]
Net sales									5,720	5,437	5,222
EMEA
Segment Reporting Information [Line Items]
Net sales									2,731	2,697	2,774
APAC
Segment Reporting Information [Line Items]
Net sales									2,110	2,029	1,972
Operating Segments
Segment Reporting Information [Line Items]
Total segment operating income									3,310	3,018	2,577
Operating Segments | Americas
Segment Reporting Information [Line Items]
Total segment operating income									2,234	2,078	1,830
Total depreciation expense									224	217	210
Total capital expenditures									267	332	408
Operating Segments | EMEA
Segment Reporting Information [Line Items]
Total segment operating income									564	476	342
Total depreciation expense									166	178	179
Total capital expenditures									161	140	212
Operating Segments | APAC
Segment Reporting Information [Line Items]
Total segment operating income									512	464	405
Total depreciation expense									85	86	78
Total capital expenditures									96	103	149
Corporate and Other
Segment Reporting Information [Line Items]
Total segment operating income									(2,019)	(2,273)	(2,004)
Total depreciation expense									132	151	130
Total capital expenditures									$ 101	$ 116	$ 137